Consolidated Statements of Operations and Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest income
Loans	$ 66,722	$ 59,670	$ 257,611	$ 223,765	$ 188,526
Investment securities	12,581	11,741	49,207	47,913	49,495
Interest earning deposits with banks	1,004	520	2,540	1,642	806
Total interest income	80,307	71,931	309,358	273,320	238,827
Interest expense
Interest bearing demand deposits	274	89	657	394	653
Savings and money market deposits	3,733	2,584	12,911	8,856	8,306
Time deposits	12,553	8,700	42,189	26,787	16,576
Advances from the Federal Home Loan Bank	6,205	5,990	26,470	18,235	10,971
Junior subordinated debentures	2,105	1,935	8,086	7,456	7,129
Securities sold under agreements to repurchase			6	1,882	3,259
Total interest expense	24,870	19,298	90,319	63,610	46,894
Net interest income	55,437	52,633	219,039	209,710	191,933
Provision for (reversal of) loan losses	0	0	375	(3,490)	22,110
Net interest income after provision for loan losses	55,437	52,633	218,664	213,200	169,823
Noninterest income
Deposits and service fees	4,086	4,582	17,753	19,560	20,928
Brokerage, advisory and fiduciary activities	3,688	4,415	16,849	20,626	20,282
Change in cash surrender value of bank owned life insurance	1,404	1,444	5,824	5,458	4,422
Cards and trade finance servicing fees	915	1,062	4,424	4,589	4,250
Data processing, rental income and fees for other services to related parties	520	881	2,517	3,593	4,409
Gain on early extinguishment of advances from the Federal Home Loan Bank	557	0	882	0	714
Securities (losses) gains, net	4	0	(999)	(1,601)	1,031
Other noninterest income	1,982	1,561	6,625	19,260	6,234
Total noninterest income	13,156	13,945	53,875	71,485	62,270
Noninterest expense
Salaries and employee benefits	33,437	34,041	141,801	131,800	129,681
Professional and other services fees	3,444	6,444	19,119	16,399	11,937
Occupancy and equipment	4,042	3,715	16,531	17,381	18,368
Telecommunication and data processing	3,026	3,084	12,399	9,825	8,392
Depreciation and amortization	1,942	2,141	8,543	9,040	9,130
FDIC assessments and insurance	1,393	1,447	6,215	7,624	7,131
Other operating expenses	4,661	4,773	10,365	15,567	13,664
Total noninterest expenses	51,945	55,645	214,973	207,636	198,303
Net income before income tax	16,648	10,933	57,566	77,049	33,790
Income tax expense	(3,577)	(1,504)	(11,733)	(33,992)	(10,211)
Net income	13,071	9,429	45,833	43,057	23,579
Other comprehensive (loss) income, net of tax
Net unrealized holding (losses) gains on securities available for sale arising during the period	16,278	(14,977)	(15,265)	3,577	(3,839)
Net unrealized holding gains (losses) on cash flow hedges arising during the period	(11)	4,280	2,663	152	3,598
Reclassification adjustment for net losses (gains) included in net income	(252)	90	571	833	(1,004)
Other comprehensive (loss) income	16,015	(10,607)	(12,031)	4,562	(1,245)
Comprehensive income	$ 29,086	$ (1,178)	$ 33,802	$ 47,619	$ 22,334
Basic and diluted income per common share (Note 20) (in dollars per share)			$ 1.08	$ 1.01	$ 0.55